Revision of Third Quarter 2025 - Unaudited (Details) - PIPE Subscription Agreement [Member] $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Revision of Third Quarter 2025 - Unaudited [Line Items]
Liability	$ 3,900
Extinguishment of related party loan	$ 49